Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 2.9%
Entertainment 1.0%
AMC Entertainment Holdings, Inc. "A" (a)	33,370	495,544
Eros International PLC* (a)	49,271	450,337
		945,881
Media 1.9%
Interpublic Group of Companies, Inc.	70,784	1,487,172
Meredith Corp. (a)	5,811	321,116
		1,808,288
Consumer Discretionary 9.2%
Auto Components 0.8%
Visteon Corp.*	11,213	755,196
Automobiles 1.7%
Winnebago Industries, Inc.	51,382	1,600,549
Diversified Consumer Services 1.7%
Regis Corp.*	79,032	1,554,559
Hotels, Restaurants & Leisure 1.3%
Aramark	42,196	1,246,892
Leisure Products 1.2%
Brunswick Corp.	21,363	1,075,200
Multiline Retail 0.6%
Kohl's Corp.	8,100	557,037
Textiles, Apparel & Luxury Goods 1.9%
Columbia Sportswear Co.	17,354	1,807,940
Consumer Staples 3.5%
Food Products 1.8%
Conagra Brands, Inc.	21,388	593,303
Lamb Weston Holdings, Inc.	15,023	1,125,824
		1,719,127
Household Products 1.7%
Central Garden & Pet Co.*	61,659	1,576,004
Energy 5.6%
Energy Equipment & Services 1.1%
Apergy Corp.*	8,300	340,798
Patterson-UTI Energy, Inc.	48,705	682,844
		1,023,642
Oil, Gas & Consumable Fuels 4.5%
Gulfport Energy Corp.*	60,623	486,196
HollyFrontier Corp.	12,696	625,532
Murphy Oil Corp.	26,957	789,840
Peabody Energy Corp.	16,272	460,986
SandRidge Energy, Inc.*	61,148	490,407
Targa Resources Corp.	15,978	663,886
WPX Energy, Inc.*	52,173	683,988
		4,200,835
Financials 20.6%
Banks 11.3%
Eagle Bancorp., Inc.*	28,517	1,431,553
East West Bancorp., Inc.	24,968	1,197,715
Great Western Bancorp., Inc.	58,045	1,833,642
Hancock Whitney Corp.	46,301	1,870,561
Pacific Premier Bancorp., Inc.	31,878	845,723
Sterling Bancorp.	66,324	1,235,616
TCF Financial Corp.	51,128	1,057,838
UMB Financial Corp.	18,452	1,181,666
		10,654,314
Capital Markets 0.8%
E*TRADE Financial Corp.	16,234	753,745
Consumer Finance 0.4%
EZCORP, Inc. "A"*	38,163	355,679
Insurance 5.6%
American Financial Group, Inc.	5,290	508,951
Assurant, Inc.	13,300	1,262,303
Brown & Brown, Inc.	51,769	1,527,703
CNO Financial Group, Inc.	71,884	1,163,083
Torchmark Corp.	9,200	753,940
		5,215,980
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Blackstone Mortgage Trust, Inc. ,"A"	24,538	848,034
Thrifts & Mortgage Finance 1.6%
Walker & Dunlop, Inc.	29,822	1,518,238
Health Care 5.4%
Health Care Equipment & Supplies 0.5%
Invacare Corp.	51,963	434,930
Health Care Providers & Services 1.4%
Premier, Inc. "A"*	36,717	1,266,369
Life Sciences Tools & Services 3.0%
Bruker Corp.	42,574	1,636,544
PerkinElmer, Inc.	12,605	1,214,618
		2,851,162
Pharmaceuticals 0.5%
Mallinckrodt PLC*	22,537	489,955
Industrials 13.5%
Building Products 1.2%
Simpson Manufacturing Co., Inc.	19,715	1,168,508
Commercial Services & Supplies 2.8%
Interface, Inc.	85,328	1,307,225
The Brink's Co.	17,413	1,313,114
		2,620,339
Electrical Equipment 1.4%
EnerSys	20,357	1,326,462
Machinery 5.6%
Douglas Dynamics, Inc.	20,212	769,471
Federal Signal Corp.	59,274	1,540,531
Global Brass & Copper Holdings, Inc.	56,284	1,938,421
Hillenbrand, Inc.	23,503	976,080
		5,224,503
Professional Services 2.0%
ICF International, Inc.	13,149	1,000,376
Nielsen Holdings PLC	36,986	875,458
		1,875,834
Road & Rail 0.5%
Hertz Global Holdings, Inc.*	25,421	441,563
Information Technology 11.7%
Electronic Equipment, Instruments & Components 5.8%
CTS Corp.	24,200	710,754
Dolby Laboratories, Inc. "A"	16,724	1,053,110
Insight Enterprises, Inc.*	37,400	2,059,244
Rogers Corp.*	10,470	1,663,474
		5,486,582
IT Services 2.6%
Euronet Worldwide, Inc.*	10,261	1,463,116
Leidos Holdings, Inc.	15,800	1,012,622
		2,475,738
Semiconductors & Semiconductor Equipment 0.8%
Marvell Technology Group Ltd.	36,100	718,029
Software 2.5%
Verint Systems, Inc.*	39,135	2,342,621
Materials 5.1%
Chemicals 1.5%
Kraton Corp.*	11,230	361,381
Minerals Technologies, Inc.	18,144	1,066,686
		1,428,067
Containers & Packaging 1.5%
Owens-Illinois, Inc.	73,881	1,402,262
Metals & Mining 2.1%
Steel Dynamics, Inc.	28,062	989,747
SunCoke Energy, Inc.*	51,848	440,189
Warrior Met Coal, Inc.	16,547	503,029
		1,932,965
Real Estate 15.6%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	32,916	2,282,395
Colony Capital, Inc.	82,585	439,352
Community Healthcare Trust, Inc.	60,375	2,166,859
Duke Realty Corp.	35,999	1,100,849
Easterly Government Properties, Inc.	71,737	1,291,983
Gaming and Leisure Properties, Inc.	28,066	1,082,506
Highwoods Properties, Inc.	28,870	1,350,539
Pebblebrook Hotel Trust	42,316	1,314,335
SITE Centers Corp.	36,025	490,661
STAG Industrial, Inc.	56,593	1,677,982
WP Carey, Inc.	19,000	1,488,270
		14,685,731
Utilities 6.0%
Electric Utilities 4.4%
Alliant Energy Corp.	38,308	1,805,456
IDACORP, Inc.	18,329	1,824,469
Pinnacle West Capital Corp.	5,400	516,132
		4,146,057
Gas Utilities 1.6%
ONE Gas, Inc.	16,572	1,475,405
Total Common Stocks (Cost $85,878,300)		93,010,222
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (b) (c) (Cost $1,151,310)	1,151,310	1,151,310
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 2.47% (b) (Cost $810,187)	810,187	810,187
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $87,839,797)	101.2	94,971,719
Other Assets and Liabilities, Net	(1.2)	(1,169,243)
Net Assets	100.0	93,802,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (b) (c)
—	1,151,310(d)	—	—	—	583	—	1,151,310	1,151,310
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 2.47% (b)
2,497,809	3,680,997	5,368,619	—	—	15,739	—	810,187	810,187
2,497,809	4,832,307	5,368,619	—	—	16,322	—	1,961,497	1,961,497

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $1,134,596, which is 1.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$93,010,222	$—	$—	$93,010,222
Short-Term Investments (e)	1,961,497	—	—	1,961,497
Total	$94,971,719	$—	$—	$94,971,719

(e)	See Investment Portfolio for additional detailed categorizations.